Taxes (Details) - Schedule of income (loss) before provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes (Details) - Schedule of income (loss) before provision for income taxes [Line Items]
Total	$ (892,596)	$ 3,085,847	$ 379,483
CAYMAN ISLANDS
Taxes (Details) - Schedule of income (loss) before provision for income taxes [Line Items]
Income (loss) before provision for income taxes	(392,100)
Foreign [Member]
Taxes (Details) - Schedule of income (loss) before provision for income taxes [Line Items]
Income (loss) before provision for income taxes	(72)
PRC [Member]
Taxes (Details) - Schedule of income (loss) before provision for income taxes [Line Items]
Income (loss) before provision for income taxes	$ (500,424)	$ 3,085,847	$ 379,483